1933 Act
                                                                    Rule 497(j)


April 6, 2001                                                         VIA EDGAR
                                                                      ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Phoenix Home Life Variable Universal Life Account
         Phoenix Home Life Mutual Insurance Company
         Registration No. 033-23251 and 811-04721

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the final form of Prospectuses (Version A, Version B and Version C) that would have been filed under Rule 497(b) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on March 30, 2001.

         Please call the undersigned at (860) 403-5160 if you have any questions concerning this filing.

Very truly yours,


/s/ Kevin Krauss
---------------------------
Kevin Krauss, Market Development Consultant
Phoenix Home Life Mutual Insurance Company